Summary of Significant Accounting Policies - Additional Information (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions			1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2019	Dec. 22, 2017	Feb. 28, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
New Accounting Guidance
Income tax rate		35.00%	35.00%	21.00%	21.00%	21.00%
Reclassification from AOCI to net parent investment	$ 2.1